Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of new accounting pronouncements and changes in accounting principles
The cumulative effect of the adoption of ASC 842 on TDS’ Consolidated Balance Sheet as of January 1, 2019 is presented below.

	December 31, 2018	ASC 842 Adjustment	January 1, 2019
(Dollars in millions)
Prepaid expenses	$103	$(13)	$90
Operating lease right-of-use assets	—	975	975
Other assets and deferred charges	616	(12)	604
Short-term operating lease liabilities	—	112	112
Other current liabilities	114	(8)	106
Long-term operating lease liabilities	—	949	949
Other deferred liabilities and credits	541	(103)	438

Components of lease expense
The following table shows the components of lease cost included in the Consolidated Statement of Operations:

Year Ended December 31, 2019
(Dollars in millions)
Operating lease cost	$177
Financing lease cost:
Amortization of ROU assets	2
Interest on lease liabilities	1
Variable lease cost	8
Total lease cost	$188

Supplemental cash flow information related to leases
The following table shows supplemental cash flow information related to lease activities:

Year Ended December 31, 2019
(Dollars in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$172
Operating cash flows from finance leases	1
ROU assets obtained in exchange for lease obligations:
Operating leases	$132
Finance leases	10

Supplemental balance sheet information related to leases
The following table shows the classification of TDS’ finance leases in its Consolidated Balance Sheet:

December 31, 2019
(Dollars in millions)
Finance Leases
Property, plant and equipment	$20
Less: Accumulated depreciation and amortization	5
Property, plant and equipment, net	$15
Current portion of long-term debt	1
Long-term debt, net	$7
Total finance lease liabilities	$8

Schedule of weighted average remaining lease term and weighted average discount rate related to leases
The table below shows a weighted-average analysis for lease terms and discount rates for all leases:

December 31, 2019
Weighted Average Remaining Lease Term
Operating leases	12 years
Finance leases	24 years

Weighted Average Discount Rate
Operating leases	4.4
Finance leases	6.3

Maturities of lease liabilities
The maturities of lease liabilities are as follows:

	Operating Leases	Finance Leases
(Dollars in millions)
2020	$159	$1
2021	159	—
2022	143	1
2023	127	1
2024	109	1
Thereafter	730	16
Total lease payments[1]	$1,427	$20
Less: Imputed interest	380	12
Present value of lease liabilities	$1,047	$8
[1]
Lease payments exclude $29 million of legally binding lease payments for leases signed but not yet commenced.

Lease income
The following table shows the components of lease income which are included in Service revenues in the Consolidated Statement of Operations:

Year Ended December 31, 2019
(Dollars in millions)
Operating lease income[1]	$100
[1]
During the third quarter of 2019, TDS recorded an out-of-period adjustment attributable to 2009 through the second quarter of 2019 due to errors in the timing of recognition of revenue for certain tower leases. This out-of-period adjustment had the impact of increasing operating lease income by $5 million for the year ended December 31, 2019. TDS determined that this adjustment was not material to any of the periods impacted.

Maturities of expected lease revenues	The maturities of expected lease payments to be received are as follows:

Operating Leases
(Dollars in millions)
2020	$87
2021	70
2022	44
2023	32
2024	16
Thereafter	17
Total future lease maturities	$266

Lease commitments
As of December 31, 2018, future minimum rental payments required under operating leases and rental receipts expected under operating leases that had noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in millions)
2019	$170	$59
2020	158	48
2021	142	35
2022	126	23
2023	110	10
Thereafter	784	7
Total	$1,490	$182